Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ 21,206	$ 22,531	$ (18,792)
Denominator
Denominator for basic net income (loss) per weighted average common shares (in shares)	68,502,092	30,855,778	25,663,488
Effect of dilutive securities
Warrants (in shares)	2,805,302	0	0
Denominator for diluted net income (loss) per weighted average common shares (in shares)	80,573,218	46,948,445	25,663,488
Net income (loss) per common share
Basic (in dollars per share)	$ 0.31	$ 0.73	$ (0.73)
Diluted (in dollars per share)	$ 0.26	$ 0.48	$ (0.73)
Unvested restricted stock units
Effect of dilutive securities
Stock options (in shares)	265,692	0	0
Stock options
Effect of dilutive securities
Stock options (in shares)	9,000,132	10,720,585	0
Common stock warrants
Effect of dilutive securities
Warrants (in shares)	0	5,004,062	0
Convertible preferred warrants
Effect of dilutive securities
Warrants (in shares)	0	368,020	0